Presentation and preparation of the consolidated financial statements and significant accounting policies (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Polices [Line Items]
Maximum maturity period for a financial instrument to be classified as a cash equivalent	3 months
Complimentary Law No. 224/2025 impact	R$ 142,305	R$ 0	R$ 0
Software licenses
Accounting Polices [Line Items]
Intagible assets with useful life defined	5 years
Income Tax [Member]
Accounting Polices [Line Items]
Currently defined tax rates	25.00%
Income Tax [Member] | Banco Seguro
Accounting Polices [Line Items]
Currently defined tax rates	25.00%
Income Tax [Member] | Paginvest Corretora
Accounting Polices [Line Items]
Currently defined tax rates	25.00%
Social contribution [Member]
Accounting Polices [Line Items]
Currently defined tax rates	9.00%
Social contribution [Member] | Banco Seguro
Accounting Polices [Line Items]
Currently defined tax rates	20.00%
Social contribution [Member] | Paginvest Corretora
Accounting Polices [Line Items]
Currently defined tax rates	15.00%